FT Cboe Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,470,407	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$1,470,407
	(Cost $1,470,407)
	Total Investments — 0.9%	1,470,407
	(Cost $1,470,407)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 99.1%
4,085	SPDR® S&P 500® ETF Trust	$170,691,725	$3.98	01/19/24	167,488,636
	(Cost $160,660,062)
	Put Options Purchased — 3.1%
4,085	SPDR® S&P 500® ETF Trust	170,691,725	395.90	01/19/24	5,271,805
	(Cost $8,922,718)
	Total Purchased Options				172,760,441
	(Cost $169,582,780)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (1.7)%
(4,085)	SPDR® S&P 500® ETF Trust	(170,691,725)	458.24	01/19/24	(2,903,289)
	(Premiums received $3,817,309)
	Put Options Written — (1.3)%
(4,085)	SPDR® S&P 500® ETF Trust	(170,691,725)	336.50	01/19/24	(2,101,814)
	(Premiums received $3,647,322)
	Total Written Options				(5,005,103)
	(Premiums received $7,464,631)
	Net Other Assets and Liabilities — (0.1)%				(122,046)
	Net Assets — 100.0%				$169,103,699

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,470,407	$1,470,407	$—	$—
Purchased Options	172,760,441	—	172,760,441	—
Total	$174,230,848	$1,470,407	$172,760,441	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,005,103)	$—	$(5,005,103)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,997,694	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$1,997,694
	(Cost $1,997,694)
	Total Investments — 1.0%	1,997,694
	(Cost $1,997,694)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 98.2%
5,058	SPDR® S&P 500® ETF Trust	$211,348,530	$4.09	02/16/24	207,360,211
	(Cost $197,021,520)
	Put Options Purchased — 3.9%
5,058	SPDR® S&P 500® ETF Trust	211,348,530	407.28	02/16/24	8,312,887
	(Cost $13,824,073)
	Total Purchased Options				215,673,098
	(Cost $210,845,593)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (1.4)%
(5,058)	SPDR® S&P 500® ETF Trust	(211,348,530)	469.17	02/16/24	(2,935,976)
	(Premiums received $3,261,080)
	Put Options Written — (1.6)%
(5,058)	SPDR® S&P 500® ETF Trust	(211,348,530)	346.17	02/16/24	(3,365,690)
	(Premiums received $5,794,256)
	Total Written Options				(6,301,666)
	(Premiums received $9,055,336)
	Net Other Assets and Liabilities — (0.1)%				(151,226)
	Net Assets — 100.0%				$211,217,900

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,997,694	$1,997,694	$—	$—
Purchased Options	215,673,098	—	215,673,098	—
Total	$217,670,792	$1,997,694	$215,673,098	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,301,666)	$—	$(6,301,666)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,232,413	Dreyfus Government Cash Management Fund, Institutional Shares - 4.99% (a)	$1,232,413
	(Cost $1,232,413)
	Total Investments — 1.0%	1,232,413
	(Cost $1,232,413)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 100.7%
3,040	SPDR® S&P 500® ETF Trust	$127,026,400	$3.92	03/15/24	124,379,325
	(Cost $119,780,956)
	Put Options Purchased — 3.4%
3,040	SPDR® S&P 500® ETF Trust	127,026,400	390.01	03/15/24	4,215,816
	(Cost $6,464,785)
	Total Purchased Options				128,595,141
	(Cost $126,245,741)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (3.5)%
(3,040)	SPDR® S&P 500® ETF Trust	(127,026,400)	449.68	03/15/24	(4,393,784)
	(Premiums received $4,045,260)
	Put Options Written — (1.5)%
(3,040)	SPDR® S&P 500® ETF Trust	(127,026,400)	331.51	03/15/24	(1,829,084)
	(Premiums received $2,853,096)
	Total Written Options				(6,222,868)
	(Premiums received $6,898,356)
	Net Other Assets and Liabilities — (0.1)%				(86,902)
	Net Assets — 100.0%				$123,517,784

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,232,413	$1,232,413	$—	$—
Purchased Options	128,595,141	—	128,595,141	—
Total	$129,827,554	$1,232,413	$128,595,141	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,222,868)	$—	$(6,222,868)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.0%
	Call Options Purchased — 98.2%
4,788	SPDR® S&P 500® ETF Trust	$200,066,580	$4.14	04/19/24	$195,857,339
	(Cost $191,452,294)
	Put Options Purchased — 4.8%
4,788	SPDR® S&P 500® ETF Trust	200,066,580	412.22	04/19/24	9,579,302
	(Cost $12,353,554)
	Total Purchased Options				205,436,641
	(Cost $203,805,848)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (1.9)%
(4,788)	SPDR® S&P 500® ETF Trust	(200,066,580)	472.69	04/19/24	(3,774,696)
	(Premiums received $3,459,401)
	Put Options Written — (2.1)%
(4,788)	SPDR® S&P 500® ETF Trust	(200,066,580)	350.39	04/19/24	(4,239,061)
	(Premiums received $5,403,655)
	Total Written Options				(8,013,757)
	(Premiums received $8,863,056)
	Net Other Assets and Liabilities — 1.0%				2,055,023
	Net Assets — 100.0%				$199,477,907

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$205,436,641	$—	$205,436,641	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,013,757)	$—	$(8,013,757)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
May 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 97.7%
1,854	SPDR® S&P 500® ETF Trust	$77,469,390	$4.21	05/17/24	$75,839,788
	(Cost $75,717,303)
	Put Options Purchased — 5.4%
1,854	SPDR® S&P 500® ETF Trust	77,469,390	418.64	05/17/24	4,154,811
	(Cost $4,369,712)
	Total Purchased Options				79,994,599
	(Cost $80,087,015)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (1.7)%
(1,854)	SPDR® S&P 500® ETF Trust	(77,469,390)	479.74	05/17/24	(1,337,732)
	(Premiums received $1,411,372)
	Put Options Written — (2.5)%
(1,854)	SPDR® S&P 500® ETF Trust	(77,469,390)	355.83	05/17/24	(1,913,536)
	(Premiums received $1,925,988)
	Total Written Options				(3,251,268)
	(Premiums received $3,337,360)
	Net Other Assets and Liabilities — 1.1%				859,064
	Net Assets — 100.0%				$77,602,395

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$79,994,599	$—	$79,994,599	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,251,268)	$—	$(3,251,268)	$—

FT Cboe Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
May 31, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 96.8%
285	iShares Russell 2000 ETF	$4,952,445	$1.76	05/17/24	$4,837,875
	(Cost $4,860,760)
	Put Options Purchased — 7.2%
285	iShares Russell 2000 ETF	4,952,445	176.11	05/17/24	360,810
	(Cost $365,398)
	Total Purchased Options				5,198,685
	(Cost $5,226,158)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (2.1)%
(285)	iShares Russell 2000 ETF	(4,952,445)	207.39	05/17/24	(103,170)
	(Premiums received $124,060)
	Put Options Written — (3.1)%
(285)	iShares Russell 2000 ETF	(4,952,445)	149.69	05/17/24	(156,750)
	(Premiums received $161,508)
	Total Written Options				(259,920)
	(Premiums received $285,568)
	Net Other Assets and Liabilities — 1.2%				58,032
	Net Assets — 100.0%				$4,996,797

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$5,198,685	$—	$5,198,685	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(259,920)	$—	$(259,920)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.